Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB HIGH INCOME FUND INC
Entity Central Index Key	0000915845
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000027601
Shareholder Report [Line Items]
Fund Name	AB High Income Fund
Class Name	Class A
Trading Symbol	AGDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDAX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGDAX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

Over the 12-month period, all share classes outperformed the Bloomberg Global Aggregate Bond Index (the "benchmark”). Security selection added the most to relative outperformance, mainly due to selections in US asset-backed securities, investment-grade corporate bonds, US agency mortgage-backed securities and US commercial mortgage-backed securities. Sector allocation also contributed, namely off-benchmark exposure to agency risk sharing securities and an underweight to US Treasuries, which offset losses from an underweight to US investment-grade corporates and off-benchmark positioning in US inflation-linked securities. Yield-curve positioning also contributed to results, mainly from an overweight to the six-month part of the US curve and an underweight to the 30-year part of the US curve, partially offset by losses from overweights to the two- and 20-year parts of the curve. Country allocation and currency decisions were minor detractors to performance.

During the 12-month period, the Fund used derivatives in the form of interest rate futures to manage and hedge duration risk and/or take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure and to take active currency risk. Credit default swaps were also utilized to effectively obtain high-yield credit/sector exposure. Total return swaps were used to create synthetic high-yield exposure in the Fund. Purchased options and written options were utilized as part of put spread for downside protection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class A	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
10/14	$9,572	$10,000	$10,000
10/15	$9,336	$9,693	$10,026
10/16	$10,267	$10,234	$11,122
10/17	$11,222	$10,355	$12,141
10/18	$10,940	$10,143	$12,026
10/19	$11,741	$11,110	$13,052
10/20	$11,425	$11,736	$13,282
10/21	$12,944	$11,590	$14,487
10/22	$11,154	$9,181	$12,381
10/23	$12,070	$9,339	$13,503
10/24	$14,081	$10,230	$16,070

Average Annual Return [Table Text Block]
Class Name	1 Year	5 Years	10 Years
Class A (without sales charges)	16.67%	3.70%	3.94%
Class A (with sales charges)	11.65%	2.81%	3.48%
Bloomberg Global Aggregate Bond Index	9.54%	-1.64%	0.23%
Bloomberg Global High Yield Index (USD hedged)	19.02%	4.25%	4.86%
The addition of the Bloomberg Global Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as a regulatorily required.

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AGDAX-A for the most recent performance information.

AssetsNet	$ 3,214,629,464
Holdings Count | Holding	1,018
Advisory Fees Paid, Amount	$ 15,311,275
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,214,629,464
# of Portfolio Holdings	1,018
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$15,311,275

Holdings [Text Block]

Security Type Breakdown

Value	Value
Corporates - Non-Investment Grade	63.0%
Corporates - Investment Grade	13.8%
Emerging Markets - Corporate Bonds	6.3%
Bank Loans	3.5%
Collateralized Mortgage Obligations	3.0%
Emerging Markets - Sovereigns	2.7%
Quasi-Sovereigns	1.2%
Governments - Treasuries	1.0%
Collateralized Loan Obligations	0.8%
Local Governments - US Municipal Bonds	0.4%
Inflation-Linked Securities	0.4%
Governments - Sovereign Bonds	0.3%
Commercial Mortgage-Backed Securities	0.3%
Other	0.6%
Short-Term Investments	3.3%
Other Assets less Liabilities	(0.6)%

Material Fund Change [Text Block]
C000068506
Shareholder Report [Line Items]
Fund Name	AB High Income Fund
Class Name	Advisor Class
Trading Symbol	AGDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDYX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGDYX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

Over the 12-month period, all share classes outperformed the Bloomberg Global Aggregate Bond Index (the "benchmark”). Security selection added the most to relative outperformance, mainly due to selections in US asset-backed securities, investment-grade corporate bonds, US agency mortgage-backed securities and US commercial mortgage-backed securities. Sector allocation also contributed, namely off-benchmark exposure to agency risk sharing securities and an underweight to US Treasuries, which offset losses from an underweight to US investment-grade corporates and off-benchmark positioning in US inflation-linked securities. Yield-curve positioning also contributed to results, mainly from an overweight to the six-month part of the US curve and an underweight to the 30-year part of the US curve, partially offset by losses from overweights to the two- and 20-year parts of the curve. Country allocation and currency decisions were minor detractors to performance.

During the 12-month period, the Fund used derivatives in the form of interest rate futures to manage and hedge duration risk and/or take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure and to take active currency risk. Credit default swaps were also utilized to effectively obtain high-yield credit/sector exposure. Total return swaps were used to create synthetic high-yield exposure in the Fund. Purchased options and written options were utilized as part of put spread for downside protection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Advisor Class	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
10/14	$10,000	$10,000	$10,000
10/15	$9,770	$9,693	$10,026
10/16	$10,773	$10,234	$11,122
10/17	$11,803	$10,355	$12,141
10/18	$11,536	$10,143	$12,026
10/19	$12,410	$11,110	$13,052
10/20	$12,105	$11,736	$13,282
10/21	$13,767	$11,590	$14,487
10/22	$11,881	$9,181	$12,381
10/23	$12,886	$9,339	$13,503
10/24	$15,068	$10,230	$16,070

Average Annual Return [Table Text Block]
Class Name	1 Year	5 Years	10 Years
Advisor Class	16.94%	3.96%	4.18%
Bloomberg Global Aggregate Bond Index	9.54%	-1.64%	0.23%
Bloomberg Global High Yield Index (USD hedged)	19.02%	4.25%	4.86%
The addition of the Bloomberg Global Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as a regulatorily required.

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AGDYX-A for the most recent performance information.

AssetsNet	$ 3,214,629,464
Holdings Count | Holding	1,018
Advisory Fees Paid, Amount	$ 15,311,275
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,214,629,464
# of Portfolio Holdings	1,018
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$15,311,275

Holdings [Text Block]

Security Type Breakdown

Value	Value
Corporates - Non-Investment Grade	63.0%
Corporates - Investment Grade	13.8%
Emerging Markets - Corporate Bonds	6.3%
Bank Loans	3.5%
Collateralized Mortgage Obligations	3.0%
Emerging Markets - Sovereigns	2.7%
Quasi-Sovereigns	1.2%
Governments - Treasuries	1.0%
Collateralized Loan Obligations	0.8%
Local Governments - US Municipal Bonds	0.4%
Inflation-Linked Securities	0.4%
Governments - Sovereign Bonds	0.3%
Commercial Mortgage-Backed Securities	0.3%
Other	0.6%
Short-Term Investments	3.3%
Other Assets less Liabilities	(0.6)%

Material Fund Change [Text Block]
C000027603
Shareholder Report [Line Items]
Fund Name	AB High Income Fund
Class Name	Class C
Trading Symbol	AGDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDCX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGDCX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$177	1.64%

Expenses Paid, Amount	$ 177
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

Over the 12-month period, all share classes outperformed the Bloomberg Global Aggregate Bond Index (the "benchmark”). Security selection added the most to relative outperformance, mainly due to selections in US asset-backed securities, investment-grade corporate bonds, US agency mortgage-backed securities and US commercial mortgage-backed securities. Sector allocation also contributed, namely off-benchmark exposure to agency risk sharing securities and an underweight to US Treasuries, which offset losses from an underweight to US investment-grade corporates and off-benchmark positioning in US inflation-linked securities. Yield-curve positioning also contributed to results, mainly from an overweight to the six-month part of the US curve and an underweight to the 30-year part of the US curve, partially offset by losses from overweights to the two- and 20-year parts of the curve. Country allocation and currency decisions were minor detractors to performance.

During the 12-month period, the Fund used derivatives in the form of interest rate futures to manage and hedge duration risk and/or take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure and to take active currency risk. Credit default swaps were also utilized to effectively obtain high-yield credit/sector exposure. Total return swaps were used to create synthetic high-yield exposure in the Fund. Purchased options and written options were utilized as part of put spread for downside protection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class C	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
10/14	$10,000	$10,000	$10,000
10/15	$9,683	$9,693	$10,026
10/16	$10,552	$10,234	$11,122
10/17	$11,436	$10,355	$12,141
10/18	$11,069	$10,143	$12,026
10/19	$11,780	$11,110	$13,052
10/20	$11,373	$11,736	$13,282
10/21	$12,777	$11,590	$14,487
10/22	$10,900	$9,181	$12,381
10/23	$11,695	$9,339	$13,503
10/24	$13,558	$10,230	$16,070

Average Annual Return [Table Text Block]
Class Name	1 Year	5 Years	10 Years
Class C (without sales charges)	15.93%	2.85%	3.09%
Class C (with sales charges)	14.93%	2.85%	3.09%
Bloomberg Global Aggregate Bond Index	9.54%	-1.64%	0.23%
Bloomberg Global High Yield Index (USD hedged)	19.02%	4.25%	4.86%
The addition of the Bloomberg Global Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as a regulatorily required.

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AGDCX-A for the most recent performance information.

AssetsNet	$ 3,214,629,464
Holdings Count | Holding	1,018
Advisory Fees Paid, Amount	$ 15,311,275
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,214,629,464
# of Portfolio Holdings	1,018
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$15,311,275

Holdings [Text Block]

Security Type Breakdown

Value	Value
Corporates - Non-Investment Grade	63.0%
Corporates - Investment Grade	13.8%
Emerging Markets - Corporate Bonds	6.3%
Bank Loans	3.5%
Collateralized Mortgage Obligations	3.0%
Emerging Markets - Sovereigns	2.7%
Quasi-Sovereigns	1.2%
Governments - Treasuries	1.0%
Collateralized Loan Obligations	0.8%
Local Governments - US Municipal Bonds	0.4%
Inflation-Linked Securities	0.4%
Governments - Sovereign Bonds	0.3%
Commercial Mortgage-Backed Securities	0.3%
Other	0.6%
Short-Term Investments	3.3%
Other Assets less Liabilities	(0.6)%

Material Fund Change [Text Block]
C000068509
Shareholder Report [Line Items]
Fund Name	AB High Income Fund
Class Name	Class I
Trading Symbol	AGDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDIX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGDIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

Over the 12-month period, all share classes outperformed the Bloomberg Global Aggregate Bond Index (the "benchmark”). Security selection added the most to relative outperformance, mainly due to selections in US asset-backed securities, investment-grade corporate bonds, US agency mortgage-backed securities and US commercial mortgage-backed securities. Sector allocation also contributed, namely off-benchmark exposure to agency risk sharing securities and an underweight to US Treasuries, which offset losses from an underweight to US investment-grade corporates and off-benchmark positioning in US inflation-linked securities. Yield-curve positioning also contributed to results, mainly from an overweight to the six-month part of the US curve and an underweight to the 30-year part of the US curve, partially offset by losses from overweights to the two- and 20-year parts of the curve. Country allocation and currency decisions were minor detractors to performance.

During the 12-month period, the Fund used derivatives in the form of interest rate futures to manage and hedge duration risk and/or take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure and to take active currency risk. Credit default swaps were also utilized to effectively obtain high-yield credit/sector exposure. Total return swaps were used to create synthetic high-yield exposure in the Fund. Purchased options and written options were utilized as part of put spread for downside protection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
10/14	$10,000	$10,000	$10,000
10/15	$9,774	$9,693	$10,026
10/16	$10,783	$10,234	$11,122
10/17	$11,819	$10,355	$12,141
10/18	$11,555	$10,143	$12,026
10/19	$12,434	$11,110	$13,052
10/20	$12,123	$11,736	$13,282
10/21	$13,785	$11,590	$14,487
10/22	$11,894	$9,181	$12,381
10/23	$12,895	$9,339	$13,503
10/24	$15,098	$10,230	$16,070

Average Annual Return [Table Text Block]
Class Name	1 Year	5 Years	10 Years
Class I	17.08%	3.96%	4.21%
Bloomberg Global Aggregate Bond Index	9.54%	-1.64%	0.23%
Bloomberg Global High Yield Index (USD hedged)	19.02%	4.25%	4.86%
The addition of the Bloomberg Global Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as a regulatorily required.

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AGDIX-A for the most recent performance information.

AssetsNet	$ 3,214,629,464
Holdings Count | Holding	1,018
Advisory Fees Paid, Amount	$ 15,311,275
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,214,629,464
# of Portfolio Holdings	1,018
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$15,311,275

Holdings [Text Block]

Security Type Breakdown

Value	Value
Corporates - Non-Investment Grade	63.0%
Corporates - Investment Grade	13.8%
Emerging Markets - Corporate Bonds	6.3%
Bank Loans	3.5%
Collateralized Mortgage Obligations	3.0%
Emerging Markets - Sovereigns	2.7%
Quasi-Sovereigns	1.2%
Governments - Treasuries	1.0%
Collateralized Loan Obligations	0.8%
Local Governments - US Municipal Bonds	0.4%
Inflation-Linked Securities	0.4%
Governments - Sovereign Bonds	0.3%
Commercial Mortgage-Backed Securities	0.3%
Other	0.6%
Short-Term Investments	3.3%
Other Assets less Liabilities	(0.6)%

Material Fund Change [Text Block]
C000135461
Shareholder Report [Line Items]
Fund Name	AB High Income Fund
Class Name	Class Z
Trading Symbol	AGDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB High Income Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/AGDZX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AGDZX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$64	0.59%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund's Performance?

Over the 12-month period, all share classes outperformed the Bloomberg Global Aggregate Bond Index (the "benchmark”). Security selection added the most to relative outperformance, mainly due to selections in US asset-backed securities, investment-grade corporate bonds, US agency mortgage-backed securities and US commercial mortgage-backed securities. Sector allocation also contributed, namely off-benchmark exposure to agency risk sharing securities and an underweight to US Treasuries, which offset losses from an underweight to US investment-grade corporates and off-benchmark positioning in US inflation-linked securities. Yield-curve positioning also contributed to results, mainly from an overweight to the six-month part of the US curve and an underweight to the 30-year part of the US curve, partially offset by losses from overweights to the two- and 20-year parts of the curve. Country allocation and currency decisions were minor detractors to performance.

During the 12-month period, the Fund used derivatives in the form of interest rate futures to manage and hedge duration risk and/or take active yield-curve positioning. Currency forwards were used to hedge foreign currency exposure and to take active currency risk. Credit default swaps were also utilized to effectively obtain high-yield credit/sector exposure. Total return swaps were used to create synthetic high-yield exposure in the Fund. Purchased options and written options were utilized as part of put spread for downside protection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class Z	Bloomberg Global Aggregate Bond Index	Bloomberg Global High Yield Index (USD hedged)
10/14	$10,000	$10,000	$10,000
10/15	$9,775	$9,693	$10,026
10/16	$10,787	$10,234	$11,122
10/17	$11,825	$10,355	$12,141
10/18	$11,566	$10,143	$12,026
10/19	$12,455	$11,110	$13,052
10/20	$12,149	$11,736	$13,282
10/21	$13,824	$11,590	$14,487
10/22	$11,939	$9,181	$12,381
10/23	$12,954	$9,339	$13,503
10/24	$15,178	$10,230	$16,070

Average Annual Return [Table Text Block]
Class Name	1 Year	5 Years	10 Years
Class Z	17.16%	4.03%	4.26%
Bloomberg Global Aggregate Bond Index	9.54%	-1.64%	0.23%
Bloomberg Global High Yield Index (USD hedged)	19.02%	4.25%	4.86%
The addition of the Bloomberg Global Aggregate Bond Index broad-based benchmark provides a comparison of the Fund's performance against the broader market as a regulatorily required.

No Deduction of Taxes [Text Block]

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.

Visit https://www.abfunds.com/link/AB/AGDZX-A for the most recent performance information.

AssetsNet	$ 3,214,629,464
Holdings Count | Holding	1,018
Advisory Fees Paid, Amount	$ 15,311,275
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$3,214,629,464
# of Portfolio Holdings	1,018
Portfolio Turnover Rate	50%
Total Advisory Fees Paid	$15,311,275

Holdings [Text Block]

Security Type Breakdown

Value	Value
Corporates - Non-Investment Grade	63.0%
Corporates - Investment Grade	13.8%
Emerging Markets - Corporate Bonds	6.3%
Bank Loans	3.5%
Collateralized Mortgage Obligations	3.0%
Emerging Markets - Sovereigns	2.7%
Quasi-Sovereigns	1.2%
Governments - Treasuries	1.0%
Collateralized Loan Obligations	0.8%
Local Governments - US Municipal Bonds	0.4%
Inflation-Linked Securities	0.4%
Governments - Sovereign Bonds	0.3%
Commercial Mortgage-Backed Securities	0.3%
Other	0.6%
Short-Term Investments	3.3%
Other Assets less Liabilities	(0.6)%

Material Fund Change [Text Block]